UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2653

Dreyfus Bond Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/10

1

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.8%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	15,000,000	13,961,250
Alaska--1.1%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000	6,778,762
Alaska International Airports
System, Revenue (Insured;
AMBAC) (Prerefunded)	5.75	10/1/12	4,500,000 a	4,909,905
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000	7,387,951
Arizona--2.5%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	7,750,000	7,753,100
Arizona Health Facilities
Authority, Revenue (Banner
Health)	6.00	1/1/30	11,000,000	11,232,210
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	10,213,740
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools

Foundation Project)	5.63	7/1/38	7,250,000	6,348,825
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	9,000,000	8,241,390
California--16.8%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	10,000,000	10,641,000
California,
Economic Recovery Bonds	5.00	7/1/20	11,000,000	12,085,810
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	3,677,800
California,
GO (Various Purpose)	5.75	4/1/31	18,325,000	18,979,569
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000	16,576,500
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000	14,734,440
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corporation)	6.25	6/1/37	6,100,000	5,271,315
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000	6,882,800
California Department of Water
Resources, Power Supply
Revenue (Prerefunded)	5.13	5/1/12	8,000,000 a	8,605,920
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/16	6,330,000	6,615,610
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	17,350,000	18,482,434
California Department of Water
Resources, Water System
Revenue (Central Valley

Project) (Prerefunded)	5.50	12/1/11	60,000 a	63,154
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	12,000,000	12,543,720
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State
Hospital)	5.13	6/1/29	5,000,000	4,770,050
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.38	12/1/37	10,325,000	9,289,815
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/42	60,655,000 b	6,967,440
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000	12,309,257
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000	5,462,850
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,000,000 c	12,692,400
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.50	6/1/13	28,495,000 a	31,626,031
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	22,690,000	19,134,704
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	21,255,000	15,779,499
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000	10,866,469
San Diego Public Facilities

Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,609,200
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000	7,648,900
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/28	10,000,000	10,540,200
San Mateo County Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/25	10,000,000 b	4,686,400
Colorado--1.0%
Arkansas River Power Authority,
Power Improvement Revenue
(Insured; XLCA)	5.25	10/1/32	5,860,000	5,466,735
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System)	5.25	1/1/25	4,000,000	4,182,080
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	8,100,000	7,653,447
Delaware--.4%
Delaware Transportation Authority,
Transportation System Senior
Revenue	5.00	7/1/26	6,245,000	6,834,965
District of Columbia--.3%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	184,975,000 b	5,462,312
Florida--5.5%
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	3,285,000	3,328,723

Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.50	6/1/16	7,000,000	7,234,150
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,235,000	5,161,867
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000 a	317,229
Miami-Dade County,
Aviation Revenue	5.00	10/1/41	5,000,000	4,807,500
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000	5,052,900
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000	5,018,950
Miami-Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000	5,169,200
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	10,498,224
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Prerefunded)	6.00	12/1/12	2,090,000 a	2,306,420
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000	18,728,690
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,000,000	6,911,870
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000	5,041,700
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,161,606

Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000	5,906,750
Georgia--3.2%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/14	5,000,000	5,553,300
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000	10,972,200
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	5,500,000	5,665,550
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000	10,040,164
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project)	6.00	9/1/30	13,000,000	13,248,430
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project) (Prerefunded)	5.63	9/1/14	5,100,000 a	6,002,037
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000	3,404,065
Hawaii--.6%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.50	7/1/40	10,000,000	9,715,100
Idaho--.9%
Idaho Housing Agency,
MFHR	6.70	7/1/24	7,130,000	7,139,126
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000	7,629,041
Illinois--5.1%

Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	15,000,000	15,925,050
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	1/1/23	21,370,000	22,307,716
Illinois,
GO	5.00	1/1/17	5,145,000	5,605,786
Illinois,
GO	5.00	1/1/22	5,000,000	5,091,150
Illinois,
GO	5.00	1/1/25	5,000,000	5,014,250
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	3,516,975
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Prerefunded)	5.50	8/15/14	22,310,000 a	25,741,947
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	5,000,000	4,563,950
Indiana--.9%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	17,500,000	16,304,925
Iowa--.2%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	5,000,000	4,233,900
Kansas--1.4%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	5,000,000	4,703,450
Wichita,
Hospital Facilities
Improvement Revenue (Christi

Health System)	5.50	11/15/26	7,000,000	7,081,270
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,214,843
Kentucky--.9%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	8,675,484
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	6,500,000	6,551,415
Louisiana--1.6%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,051,060
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	6,801,145
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/29	12,820,000	13,113,578
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue
(Consolidated Rental Car
Project)	6.25	1/1/30	5,000,000	5,138,400
Maryland--.7%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	6.00	7/1/39	10,000,000	10,008,000
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	2,500,000	2,520,000
Massachusetts--2.5%
Massachusetts,

Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/24	12,000,000	13,109,760
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000	11,364,650
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,053,490
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,250,000	5,917,500
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/13	10,000,000	10,420,300
Michigan--1.8%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000	9,287,280
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	5,012,050
Michigan Strategic Fund,
LOR (Dow Chemical Project)	6.25	6/1/14	6,500,000	7,185,815
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	5,605,000	5,277,332
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	4,525,000	3,955,891
Mississippi--.2%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	3,435,000	3,628,631

Missouri--.7%
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	10,000,000	11,291,600
Nebraska--2.0%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	33,030,000	35,280,334
Nevada--1.0%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	5,000,000	5,074,750
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	12,000,000	12,069,120
New Hampshire--.9%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	15,500,000	15,662,905
New Jersey--5.3%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,586,268
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	11,120,000	10,809,641
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/30	10,000,000	10,439,300
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000	9,035,415
New Jersey Transportation Trust

Fund Authority (Transportation
System)	5.75	6/15/20	12,645,000	14,549,211
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	14,750,000	15,217,575
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,475,000	1,323,149
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	4,650,000	3,660,945
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	3,000,000 a	3,444,810
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	12,065,000 a	13,925,302
New Mexico--.6%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	6/15/14	8,000,000 a	9,159,120
New Mexico Mortgage Financing
Authority, Mortgage-Backed
Securities Revenue
(Collateralized: FNMA and GNMA)	6.80	1/1/26	630,000	660,152
New York--10.8%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000 d,e	26,627,500
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000	9,805,410

Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/12	10,000,000	10,938,500
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/13	25,860,000	29,325,240
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000	20,064,644
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	8,250,000	8,260,313
New York City,
GO	5.25	8/15/24	18,500,000	20,065,470
New York City,
GO (Prerefunded)	5.75	3/1/13	13,305,000 a	14,818,311
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/25	14,625,000	15,181,481
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	7,450,000	7,914,731
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/27	9,500,000	11,257,310
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	5,004,700
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	6,414,070
North Carolina--.7%

North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	12,000,000	12,468,480
Ohio--.5%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	10,000,000	9,347,600
Oregon--.3%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	4/1/26	5,000,000	5,336,250
Pennsylvania--1.2%
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School
Project)	5.25	8/15/30	8,015,000	7,022,583
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	14,250,000	14,543,692
South Carolina--1.2%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	15,000,000	15,771,450
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow) (Prerefunded)	5.88	12/1/12	4,000,000 a	4,455,120
Tennessee--.5%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	4,075,000	3,789,913
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health

Alliance)	6.00	7/1/38	5,500,000	5,462,985
Texas--11.5%
Austin,
Water and Wastewater System
Revenue	5.00	11/15/27	10,000,000	10,534,700
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	6.75	10/1/38	5,790,000	1,973,695
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/14	15,070,000	15,691,185
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/15	10,000,000	10,405,600
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	5,865,000	5,865,352
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)	5.25	10/1/29	4,000,000	4,128,120
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	7,000,000	7,847,000
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	18,075,000	19,702,473
Houston Area Water Corporation,
City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC) (Prerefunded)	5.25	3/1/12	2,470,000 a	2,616,891

Laredo,
Waterworks and Sewer System
Revenue	5.25	3/1/30	10,950,000	11,260,213
Lewisville Independent School
District, Unlimited Tax School
Building Bonds	5.00	8/15/28	10,000,000	10,653,600
Lower Colorado River Authority,
Transmission Contract and
Improvement Revenue (Lower
Colorado River Authority
Transmission Services
Corporation Project)	5.00	5/15/30	10,000,000	10,257,500
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	15,000,000	15,555,000
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	10,016,700
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/38	4,900,000	5,056,163
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	9,470,000	10,818,717
Texas Transportation Commission,
GO Mobility Fund Bonds	5.00	4/1/37	8,845,000	9,083,461
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/26	20,000,000	21,178,600
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	12,174,000
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	2,500,000	2,516,775
Virginia--2.4%
Danville Industrial Development

Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,734,030
Tobacco Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds
(Prerefunded)	5.50	6/1/15	10,000,000 a	11,191,800
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000	6,095,856
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000	8,361,870
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	13,750,000	14,742,613
Washington--4.7%
Bellevue,
Limited Tax GO (New City
Building) (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/39	10,520,000	11,621,234
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	10,060,000	10,816,713
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	7,000,000	7,279,300
King County,
Sewer Revenue	5.25	1/1/42	15,000,000	15,605,400
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	3/1/13	2,945,000	2,978,661
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
Assured Guaranty Municipal

Corp.)	5.50	3/1/16	3,855,000	3,896,904
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.50	3/1/11	2,500,000 a	2,533,175
Washington,
GO (Various Purpose)	5.00	2/1/28	15,000,000	16,123,200
Washington Health Care Facilities
Authority, Revenue (Seattle
Children's Hospital)	5.00	10/1/40	10,000,000	9,907,400
West Virginia--.4%
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000 a	3,355,170
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000	2,770,154
Wisconsin--2.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	25,000,000 a	27,373,500
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,725,000	9,725,681
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000	5,054,400
U.S. Related--3.3%
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	10,000,000	10,435,300
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,000,000	10,116,900
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	5,000,000	4,947,900

Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000 b	4,211,532
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	5,022,950
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000	5,308,350
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000	5,430,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000	12,151,015
Total Investments (cost $1,674,210,401)			98.8%	1,708,554,647
Cash and Receivables (Net)			1.2%	20,176,380
Net Assets			100.0%	1,728,731,027

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Collateral for floating rate borrowings.
e

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, this security had a market value of $26,627,500 or 1.5% of net assets.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,674,210,401. Net unrealized appreciation on investments was $34,344,246 of which $76,959,014 related to appreciated investment securities and $42,614,768 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,708,554,647	-	1,708,554,647

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: January 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date: January 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)